Schedule of Loss Before Income Tax (Details) (Parenthetical)	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%